Inventories (Details) - Schedule of inventory - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Subtotal	$ 5,815,150	$ 2,035,578
Allowance for inventory obsolescence	(387,848)	(12,824)
Inventories, net	5,427,302	2,022,754
Construction [Member]
Inventory [Line Items]
Subtotal	1,543,980	6,308
Appliances [Member]
Inventory [Line Items]
Subtotal	2,206,336	2,029,270
Automotive [Member]
Inventory [Line Items]
Subtotal	$ 2,064,834